Related Party Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Related Party [Abstract]
Salaries and short-term benefits	$ 10,746	$ 11,058
Share-based payments	8,156	6,478
Key management personnel remuneration	$ 18,902	$ 17,536